UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22724

Exact name of registrant as specified in charter:	Prudential Global Short Duration High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2013

Date of reporting period:	4/30/2013

Item 1. Schedule of Investments

Prudential Global Short Duration High Yield Fund, Inc.

Schedule of Investments

as of April 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 132.2%
BANK LOANS(a) — 10.6%
Automotive — 0.6%
Meritor, Inc.	Ba2	4.526%	04/23/17	2,468	$ 2,458,279
Schaeffler AG (Germany)	Ba3	4.750%	01/27/17	EUR 1,700	2,269,018

					4,727,297

Cable — 1.3%
Newsday LLC	NR	3.777%	10/12/16	5,000	5,003,125
Numericable SAS (France)	B2	4.867%	06/06/16	EUR 948	1,250,370
Numericable SAS (France)	B2	4.867%	06/06/16	EUR 407	536,107
Numericable SAS (France)	B2	4.867%	06/06/16	EUR 645	851,187
Numericable SAS (France)	B2	5.617%	12/31/17	EUR 1,313	1,738,693
Numericable SAS (France)	B2	5.617%	12/31/17	EUR 687	910,024

					10,289,506

Capital Goods — 0.8%
KION Group GmbH (Germany)	B2	3.948%	12/23/15	3,415	3,406,910
Laureate Education, Inc.	B1	5.250%	06/16/18	2,494	2,511,322

					5,918,232

Consumer — 0.3%
ISS Holdings A/S (Denmark)	B2	4.370%	06/30/15	EUR 2,000	2,654,972

Gaming — 0.8%
Gala Group Finance PLC (United Kingdom)	B2	5.499%	05/25/18	GBP 4,000	6,207,851

Healthcare & Pharmaceutical — 0.3%
Alliance HealthCare Services, Inc.	Ba3	7.250%	06/01/16	669	672,049
Catalent Pharma Solutions, Inc.(b)	Caa1	—%	12/31/17	EUR 1,700	1,717,000

					2,389,049

Media & Entertainment — 1.7%
Lavena Holding 4 GmbH (Germany)	B2	7.373%	03/06/17	EUR 10,179	13,307,906

Media Non-Cable — 0.5%
Getty Images, Inc.	B1	4.750%	10/18/19	3,990	4,044,240

Non-Captive Finance — 0.4%
RBS Worldpay, Inc. (United Kingdom)	Ba3	4.500%	11/30/19	GBP 1,800	2,819,329

Retailers — 2.0%
Alliance Boots Ltd. (United Kingdom)	B1	3.490%	07/09/17	GBP 2,020	3,142,834
Alliance Boots Ltd. (United Kingdom)	B1	3.493%	07/09/15	GBP 2,000	3,083,399
Alliance Boots Ltd. (United Kingdom)	B1	3.993%	07/09/17	GBP 2,000	3,067,866
B&M Retail Ltd. (United Kingdom)	B1	5.988%	03/06/20	GBP 1,000	1,549,466
Toys “R” Us - Delaware, Inc.(c)	B1	6.000%	09/01/16	5,000	4,998,750

					15,842,315

Technology — 1.9%
Alcatel-Lucent (USA), Inc.	B1	6.250%	08/01/16	2,400	2,435,501
Alcatel-Lucent (USA), Inc.	B1	7.250%	01/30/19	1,995	2,043,317
Ancestry.com, Inc. (original cost $6,755,569; purchased 01/02/13)(c)(d)	B1	7.000%	12/28/18	6,983	7,054,462
RP Crown Parent LLC	B1	6.750%	12/21/18	2,993	3,059,831

					14,593,111

TOTAL BANK LOANS (cost $81,842,793)					82,793,808

CORPORATE BONDS — 70.5%
Aerospace & Defense — 0.2%
Moog, Inc., Sr. Sub. Notes(e)	Ba3	7.250%	06/15/18	1,700	1,770,125

Automotive — 4.0%
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba1	9.250%	01/15/17	1,300	1,420,250
Chrysler Group LLC, Sec’d. Notes(e)	B1	8.000%	06/15/19	8,000	8,960,000
Continental Rubber of America Corp., Sr. Sec’d. Notes, 144A(e)	Ba2	4.500%	09/15/19	6,000	6,228,000
Delphi Corp., Gtd. Notes	Ba1	5.875%	05/15/19	2,000	2,167,500
Lear Corp., Gtd. Notes	Ba2	8.125%	03/15/20	2,750	3,097,187
Titan International, Inc., Sr. Sec’d. Notes, 144A(e)	B1	7.875%	10/01/17	3,000	3,225,000
TRW Automotive, Inc., Gtd. Notes, 144A(e)	Ba2	7.000%	03/15/14	1,700	1,778,625
TRW Automotive, Inc., Gtd. Notes, 144A(e)	Ba2	7.250%	03/15/17	4,000	4,625,000

					31,501,562

Banking — 0.7%
Ally Financial, Inc., Gtd. Notes(e)	B1	8.300%	02/12/15	5,000	5,556,250

Building Materials & Construction — 2.6%
Beazer Homes USA, Inc., Sr. Sec’d. Notes(e)	B2	6.625%	04/15/18	3,500	3,815,000
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	B(f)	9.500%	12/14/16	7,400	7,955,000
D.R. Horton, Inc., Gtd. Notes	Ba2	6.500%	04/15/16	4,525	5,068,000
Standard Pacific Corp., Gtd. Notes(e)	B3	8.375%	05/15/18	3,050	3,629,500

					20,467,500

Cable — 1.1%
Cablevision Systems Corp., Sr. Unsec’d. Notes(e)	B1	8.625%	09/15/17	7,546	8,960,875

Capital Goods — 5.7%
Griffon Corp., Gtd. Notes(e)	B1	7.125%	04/01/18	3,400	3,697,500
Hertz Corp. (The), Gtd. Notes(e)	B2	7.500%	10/15/18	4,146	4,586,513
Hertz Corp. (The), Gtd. Notes, 144A(e)	B2	4.250%	04/01/18	3,125	3,246,094
Laureate Education, Inc., Gtd. Notes, 144A	Caa1	9.250%	09/01/19	5,000	5,662,500
Manitowoc Co., Inc. (The), Gtd. Notes(e)	B3	9.500%	02/15/18	2,615	2,876,500
RBS Global, Inc./Rexnord LLC, Gtd. Notes, MTN(e)	B3	8.500%	05/01/18	1,950	2,135,250
SPX Corp., Gtd. Notes(e)	Ba2	6.875%	09/01/17	6,205	6,965,112
Terex Corp., Gtd. Notes, MTN(e)	B3	6.500%	04/01/20	5,850	6,376,500
United Rentals North America, Inc., Gtd. Notes(e)	B3	9.250%	12/15/19	2,000	2,280,000
United Rentals North America, Inc., Sec’d. Notes(e)	Ba3	5.750%	07/15/18	6,000	6,540,000

					44,365,969

Chemicals — 2.5%
Ashland, Inc., Sr. Unsec’d. Notes, 144A(e)	Ba1	3.000%	03/15/16	4,650	4,754,625
Chemtura Corp., Gtd. Notes	B1	7.875%	09/01/18	3,690	4,059,000
MacDermid, Inc., Gtd. Notes, MTN, 144A (original cost $9,640,663; purchased 01/23/13-04/22/13)(c)(d)	Caa1	9.500%	04/15/17	9,292	9,617,220
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes, 144A(e)	B2	6.250%	04/01/20	1,225	1,243,375

					19,674,220

Consumer — 1.6%
Jarden Corp., Gtd. Notes	B2	7.500%	05/01/17	3,000	3,420,000
Service Corp. International, Sr. Unsec’d. Notes(a)(e)	Ba3	7.000%	06/15/17	6,000	6,900,000
Spectrum Brands Holdings, Inc., Sr. Sec’d. Notes(e)	Ba3	9.500%	06/15/18	2,000	2,247,500

					12,567,500

Electric — 2.0%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%	10/15/17	1,365	1,634,588

Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Sec’d. Notes, 144A(e)	Ba3	8.000%	06/01/16	2,439	2,548,755
Calpine Corp., Sr. Sec’d. Notes, 144A(e)	B1	7.250%	10/15/17	2,350	2,488,062
DPL, Inc., Sr. Unsec’d. Notes	Ba1	6.500%	10/15/16	500	535,000
Mirant-Mid Atlantic LLC, Pass-Through Certificates., Series B	Ba2	9.125%	06/30/17	1,051	1,171,391
NRG Energy, Inc., Gtd. Notes(e)	B1	7.625%	01/15/18	5,000	5,793,750
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-Through Certificates., Series B(c)	B2	9.237%	07/02/17	1,340	1,473,695

					15,645,241

Energy — Other — 3.1%
Denbury Resources, Inc., Gtd. Notes(e)	B1	8.250%	02/15/20	2,906	3,298,310
Forest Oil Corp., Gtd. Notes(e)	B2	7.250%	06/15/19	5,000	5,062,500
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A (e)	Ba3	8.000%	02/15/20	4,920	5,461,200
Parker Drilling Co., Gtd. Notes(e)	B1	9.125%	04/01/18	2,252	2,465,940
Seitel, Inc., Gtd. Notes, 144A(e)	B3	9.500%	04/15/19	1,600	1,668,000
WPX Energy, Inc., Sr. Unsec’d. Notes(e)	Ba1	5.250%	01/15/17	6,100	6,527,000

					24,482,950

Foods — 2.9%
ARAMARK Corp., Gtd. Notes, 144A(e)	B3	5.750%	03/15/20	1,150	1,204,625
Constellation Brands, Inc., Gtd. Notes(e)	Ba1	7.250%	09/01/16	1,100	1,265,000
Cott Beverages, Inc., Gtd. Notes(e)	B3	8.125%	09/01/18	8,204	9,003,890
Cott Beverages, Inc., Gtd. Notes(e)	B3	8.375%	11/15/17	1,940	2,075,800
Ingles Markets, Inc., Sr. Unsec’d. Notes(e)	B1	8.875%	05/15/17	5,305	5,563,619
Michael Foods, Inc., Gtd. Notes	B3	9.750%	07/15/18	3,630	4,070,137

					23,183,071

Gaming — 7.5%
Boyd Gaming Corp., Gtd. Notes(e)	B3	9.125%	12/01/18	9,060	10,056,600
Caesar’s Entertainment Operating Co., Inc., Sr. Sec’d. Notes, MTN(e)	B3	11.250%	06/01/17	9,073	9,594,698
Isle of Capri Casinos, Inc., Gtd. Notes(e)	B2	7.750%	03/15/19	3,000	3,300,000
MGM Resorts International, Gtd. Notes(e)	B3	7.500%	06/01/16	3,750	4,228,125
MGM Resorts International, Gtd. Notes(e)	B3	7.625%	01/15/17	6,889	7,819,015
Pinnacle Entertainment, Inc., Gtd. Notes(e)	B3	8.750%	05/15/20	5,000	5,537,500
SugarHouse HSP Gaming LP, Sec’d. Notes, 144A	B2	8.625%	04/15/16	10,899	11,648,306
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $6,926,765; purchased 01/03/13-01/07/13)(c)(d)(e)	B1	11.375%	07/15/16	6,348	6,808,230

					58,992,474

Healthcare & Pharmaceutical — 4.5%
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375%	02/01/17	2,755	2,934,075
Catalent Pharma Solutions, Inc., Gtd. Notes	Caa1	9.750%	04/15/17	EUR 3,500	4,752,216
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000%	11/15/19	3,750	4,251,563
HCA, Inc., Sr. Unsec’d. Notes(e)	B3	6.500%	02/15/16	9,750	10,761,562
MedAssets, Inc., Gtd. Notes(e)	B3	8.000%	11/15/18	3,000	3,307,500
Valeant Pharmaceuticals International, Gtd. Notes, 144A (e)	B1	6.875%	12/01/18	8,268	9,001,785

					35,008,701

Media & Entertainment — 5.5%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750%	12/01/20	7,550	8,776,875
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A(e)	B3	8.000%	12/15/18	1,500	1,642,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(e)	B1	9.125%	08/01/18	9,030	10,119,244

DISH DBS Corp., Sr. Notes, 144A(e)	Ba2	4.250%	04/01/18	12,000	11,790,000
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $7,260,208; purchased 01/04/13-03/12/13)(c)(d)(e)	B1	8.250%	12/15/17	6,609	7,170,765
Regal Entertainment Group, Gtd. Notes(e)	B3	9.125%	08/15/18	3,150	3,528,000

					43,027,384

Media Non-Cable — 2.4%
Allbritton Communications Co., Sr. Unsec’d. Notes(e)	B2	8.000%	05/15/18	6,275	6,808,375
LIN Television Corp., Gtd. Notes(e)	B3	8.375%	04/15/18	3,500	3,797,500
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., Sec’d. Notes(e)	B3	8.875%	04/15/17	5,115	5,600,925
SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	2,160	2,392,200

					18,599,000

Metals — 1.9%
ArcelorMittal USA LLC, Gtd. Notes(e)	Ba1	6.500%	04/15/14	5,000	5,200,760
Peabody Energy Corp., Gtd. Notes(e)	Ba1	6.000%	11/15/18	8,800	9,504,000

					14,704,760

Non-Captive Finance — 1.2%
CIT Group, Inc., Sr. Unsec’d. Notes(e)	Ba3	5.250%	03/15/18	2,200	2,431,000
International Lease Finance Corp., Sr. Unsec’d. Notes(e)	Ba3	8.875%	09/01/17	6,000	7,282,500

					9,713,500

Packaging — 0.7%
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	865	975,288
Sealed Air Corp., Gtd. Notes, 144A(e)	B1	8.125%	09/15/19	3,685	4,219,325

					5,194,613

Paper — 0.3%
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A (original cost $2,112,500; purchased 01/18/13)(c)(d)(e)	B2	8.000%	06/01/16	2,000	2,090,000

Pipelines & Other — 0.9%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(e)	B2	9.125%	10/01/17	4,000	4,280,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $2,842,188; purchased 01/10/13-02/22/13)(c)(d)(e)	Ba2	6.000%	01/15/19	2,850	2,807,250

					7,087,250

Retailers — 0.4%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	6.125%	03/15/20	475	501,719
Petco Holdings, Inc., Sr. Notes, PIK, 144A	Caa1	8.500%	10/15/17	2,875	3,000,781

					3,502,500

Technology — 13.3%
Anixter, Inc., Gtd. Notes(e)	Ba3	10.000%	03/15/14	10,000	10,700,000
Audatex North America, Inc., Gtd. Notes, 144A(e)	Ba2	6.750%	06/15/18	9,200	9,901,500
Avaya, Inc., Gtd. Notes, 144A	Caa1	10.500%	03/01/21	3,250	2,998,125
CDW Finance Corp., Gtd. Notes	Caa1	12.535%	10/12/17	10,220	10,986,500
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes(a)(e)	Ba3	8.000%	12/15/18	3,200	3,588,000
Ceridian Corp., Gtd. Notes(a)	Caa2	11.250%	11/15/15	15,100	15,647,375
CommScope, Inc., Gtd. Notes, MTN, 144A (original cost $8,153,876; purchased 01/07/13-02/06/13)(c)(d)(e)	B3	8.250%	01/15/19	7,421	8,107,442
DuPont Fabros Technology LP, Gtd. Notes(e)	Ba1	8.500%	12/15/17	1,400	1,505,000
Equinix, Inc., Sr. Unsec’d. Notes(e)	Ba3	4.875%	04/01/20	3,000	3,135,000

Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(e)	B1	9.250%	04/15/18	6,700	7,370,000
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(e)	B1	10.125%	03/15/18	4,900	5,426,750
Igloo Holdings Corp., Sr. Unsec’d. Notes, 144A	Caa1	8.250%	12/15/17	2,250	2,295,000
Interactive Data Corp., Gtd. Notes(e)	B3	10.250%	08/01/18	11,000	12,498,750
TransUnion LLC, Gtd. Notes(e)	B2	11.375%	06/15/18	8,613	9,861,885

					104,021,327

Telecommunications — 5.5%
Brightstar Corp., Gtd. Notes, 144A (original cost $5,254,250; purchased 01/04/13-03/27/13)(c)(d)(e)	B1	9.500%	12/01/16	4,850	5,256,187
Embarq Corp., Sr. Unsec’d. Notes(original cost $8,067,500; purchased 4/11/2013)(c)(d)(e)	Baa3	7.082%	06/01/16	7,000	8,043,469
Frontier Communications Corp., Sr. Unsec’d. Notes(e)	Ba2	8.250%	04/15/17	1,500	1,760,625
Level 3 Financing, Inc., Gtd. Notes	B3	8.125%	07/01/19	3,000	3,307,500
Level 3 Financing, Inc., Gtd. Notes	B3	10.000%	02/01/18	3,200	3,524,000
Sprint Nextel Corp., Sr. Unsec’d. Notes(e)	B3	8.375%	08/15/17	13,800	16,077,000
Windstream Corp., Gtd. Notes(e)	B1	7.875%	11/01/17	4,250	4,961,875

					42,930,656

TOTAL CORPORATE BONDS (cost $549,630,758)					553,047,428

FOREIGN BONDS — 51.1%
Australia — 1.6%
FMG Resources (August 2006) Pty Ltd., Gtd. Notes, 144A (e)	B1	6.000%	04/01/17	10,600	11,024,000
FMG Resources (August 2006) Pty Ltd., Gtd. Notes, 144A (e)	B1	7.000%	11/01/15	1,300	1,361,750

					12,385,750

Barbados — 1.3%
Columbus International, Inc., Sr. Sec’d. Notes, MTN, 144A (original cost $10,542,818; purchased 12/26/12-01/24/13)(c)(d)	B2	11.500%	11/20/14	9,421	10,480,863

Bermuda — 1.2%
Digicel Group Ltd., Sr. Unsec’d. Notes, 144A	Caa1	10.500%	04/15/18	4,000	4,430,000
Digicel Ltd., Sr. Unsec’d. Notes, 144A	B1	8.250%	09/01/17	5,000	5,262,500

					9,692,500

Brazil — 0.9%
Bertin SA/Bertin Finance Ltd., Gtd. Notes, RegS	Ba3	10.250%	10/05/16	5,000	5,687,500
Bertin SA/Bertin Finance Ltd., Gtd. Notes, 144A	Ba3	10.250%	10/05/16	980	1,114,750

					6,802,250

Canada — 4.0%
Bombardier, Inc., Sr. Notes, 144A(e)	Ba2	4.250%	01/15/16	4,800	5,010,000
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(e)	Ba2	7.500%	03/15/18	8,375	9,662,656
New Gold, Inc., Gtd. Notes, 144A(e)	B2	7.000%	04/15/20	2,658	2,817,480
Pacific Rubiales Energy Corp., Gtd. Notes, 144A(e)	Ba2	7.250%	12/12/21	6,500	7,410,000
Telesat Canada/Telesat LLC, Sr. Unsec’d. Notes, 144A(e)	B3	6.000%	05/15/17	6,140	6,539,100

					31,439,236

Cayman Islands — 1.9%
Fibria Overseas Finance Ltd., Gtd. Notes, RegS	Ba1	6.750%	03/03/21	3,000	3,348,750

Fibria Overseas Finance Ltd., Gtd. Notes, 144A	Ba1	6.750%	03/03/21	1,864	2,080,690
Fibria Overseas Finance Ltd., Gtd. Notes, 144A	Ba1	7.500%	05/04/20	2,600	2,957,500
Longfor Properties Co. Ltd., Gtd. Notes, RegS	Ba2	9.500%	04/07/16	2,085	2,280,469
Seagate Technology HDD Holdings, Gtd. Notes	Ba1	6.800%	10/01/16	3,500	3,955,000

					14,622,409

Croatia — 0.6%
Agrokor Dd, Gtd. Notes, MTN, RegS	B2	10.000%	12/07/16	EUR 3,500	5,024,166

Germany — 3.6%
Kabel Deutschland Holding AG, Sr. Unsec’d. Notes, RegS(e)	B1	6.500%	07/31/17	EUR 6,060	8,659,081
Techem GmbH, Sr. Sec’d. Notes, MTN, RegS(e)	Ba3	6.125%	10/01/19	EUR 3,000	4,298,526
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, RegS	Ba3	7.500%	03/15/19	EUR 2,000	2,884,121
Unitymedia KabelBW GmbH, Gtd. Notes, RegS(e)	B3	9.625%	12/01/19	EUR 8,500	12,618,526

					28,460,254

Indonesia — 0.4%
Theta Capital Pte Ltd., Gtd. Notes	Ba3	7.000%	05/16/19	1,300	1,404,893
Theta Capital Pte Ltd., Gtd. Notes, RegS	Ba3	6.125%	11/14/20	1,700	1,767,463

					3,172,356

Ireland — 3.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., Sr. Sec’d. Notes, RegS (original cost $4,407,041; purchased 01/14/13)(c)(d)	Ba3	7.375%	10/15/17	EUR 3,000	4,306,428
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., Sr. Sec’d. Notes, RegS	Ba3	7.375%	10/15/17	EUR 2,000	2,870,952
Brunswick Rail Finance Ltd., Gtd. Notes, 144A	Ba3	6.500%	11/01/17	3,000	3,165,000
Nara Cable Funding Ltd., Sr. Sec’d. Notes, 144A(e)	B1	8.875%	12/01/18	8,000	8,440,000
Sibur Securities Ltd., Gtd. Notes, 144A	Ba1	3.914%	01/31/18	2,500	2,456,875
Smurfit Kappa Acquisitions, Sr. Sec’d. Notes, RegS	Ba2	7.750%	11/15/19	EUR 2,000	2,902,427
Smurfit Kappa Acquisitions, Sr. Sec’d. Notes, 144A	Ba2	4.875%	09/15/18	4,038	4,189,425

					28,331,107

Italy — 0.4%
Cerved Technologies SpA, Sr. Sec’d. Notes, MTN, 144A	B2	6.375%	01/15/20	EUR 1,000	1,336,705
Cerved Technologies SpA, Sr. Sub. Notes, MTN, 144A	B3	8.000%	01/15/21	EUR 1,500	2,000,118

					3,336,823

Luxembourg — 14.6%
Aguila 3 SA, Sr. Sec’d. Notes, 144A	B2	7.875%	01/31/18	4,125	4,444,688
ArcelorMittal, Sr. Unsec’d. Notes	Ba1	6.125%	06/01/18	6,500	7,120,061
Beverage Packaging Holdings Luxembourg II SA, Sec’d. Notes, RegS	Caa2	8.000%	12/15/16	EUR 5,000	6,601,214
Capsugel FinanceCo SCA, Gtd. Notes, RegS	Caa1	9.875%	08/01/19	EUR 2,000	3,002,647
ConvaTec Healthcare E SA, Sr. Sec’d. Notes, RegS	Ba3	7.375%	12/15/17	EUR 5,000	7,118,117
Evraz Group SA, Gtd. Notes, 144A	B1	8.250%	11/10/15	2,500	2,737,250
Evraz Group SA, Sr. Unsec’d. Notes, 144A	B1	7.400%	04/24/17	5,000	5,275,000
Fiat Finance & Trade SA Series E, Gtd. Notes, MTN, RegS	B1	7.375%	07/09/18	EUR 2,000	2,914,885
Fiat Finance & Trade SA Series G, Gtd. Notes, MTN, RegS	B1	6.375%	04/01/16	EUR 6,000	8,494,694
Gategroup Finance (Luxembourg) SA, Gtd. Notes, MTN, RegS	B1	6.750%	03/01/19	EUR 3,000	4,099,008
Geo Debt Finance S.C.A, Sr. Sec’d. Notes, 144A	B3	7.500%	08/01/18	EUR 5,700	7,919,482
Intelsat Jackson Holdings SA, Gtd. Notes	B3	7.250%	04/01/19	3,109	3,419,900
KION Finance SA, Sr. Sec’d. Notes, MTN, RegS	B2	7.875%	04/15/18	EUR 4,000	5,715,565

Minerva Luxembourg SA, Gtd. Notes, 144A	B1	12.250%	02/10/22	3,325	4,106,375
Numericable Finance & Co. SCA, Sr. Sec’d. Notes, RegS	B2	8.750%	02/15/19	EUR 2,000	2,884,122
Orion Engineered Carbons Finance & Co., Gtd. Notes, 144A	Caa1	9.250%	08/01/19	2,950	3,009,000
Sunrise Communications International SA, Sr. Sec’d. Notes, MTN, RegS	Ba3	7.000%	12/31/17	EUR 10,000	14,157,218
Telenet Finance Luxembourg SCA, Sr. Sec’d. Notes, RegS	B1	6.375%	11/15/20	EUR 5,000	7,002,555
Wind Acquisition Finance SA, Sec’d. Notes, RegS	B3	11.750%	07/15/17	EUR 1,900	2,677,360
Wind Acquisition Finance SA, Sec’d. Notes, 144A	B3	11.750%	07/15/17	EUR 5,000	7,045,685
Wind Acquisition Finance SA, Sr. Sec’d. Notes, RegS	Ba3	7.375%	02/15/18	EUR 3,585	4,992,740

					114,737,566

Mexico — 0.4%
Cemex SAB de CV, Sr. Sec’d. Notes, RegS	B(f)	9.000%	01/11/18	3,000	3,270,000

Netherlands — 2.4%
Sensata Technologies BV, Gtd. Notes, 144A(e)	B1	6.500%	05/15/19	6,260	6,823,400
UPC Holding BV, Sec’d. Notes, 144A(e)	B2	9.875%	04/15/18	5,500	6,132,500
Ziggo Bond Co. BV, Gtd. Notes, RegS(e)	Ba2	8.000%	05/15/18	EUR 4,000	5,728,735

					18,684,635

Peru — 1.5%
Corp. Pesquera Inca S.A.C., Gtd. Notes, 144A	B2	9.000%	02/10/17	10,941	11,739,693

Singapore — 1.1%
Berau Capital Resources Pte Ltd., Sr. Sec’d. Notes, RegS(e)	B1	12.500%	07/08/15	7,700	8,200,500

Sweden — 2.0%
Eileme 2 AB, Sr. Sec’d. Notes, RegS	B3	11.750%	01/31/20	EUR 7,400	11,548,339
Eileme 2 AB, Sr. Sec’d. Notes, 144A	B3	11.625%	01/31/20	3,305	3,924,687

					15,473,026

Ukraine — 0.7%
National JSC Naftogaz of Ukraine, Gtd. Notes	NR	9.500%	09/30/14	5,000	5,185,500

United Kingdom — 7.7%
Afren PLC, Sr. Sec’d. Notes, RegS	B+(f)	10.250%	04/08/19	1,250	1,490,625
Afren PLC, Sr. Sec’d. Notes, RegS	B+(f)	11.500%	02/01/16	3,050	3,621,875
Afren PLC, Sr. Sec’d. Notes, 144A	B+(f)	10.250%	04/08/19	2,000	2,385,000
Afren PLC, Sr. Sec’d. Notes, 144A	B+(f)	11.500%	02/01/16	3,780	4,488,750
Boparan Finance PLC, Gtd. Notes, RegS(e)	Ba3	9.875%	04/30/18	GBP 5,000	8,737,593
Eco-Bat Finance PLC, Gtd. Notes, RegS(e)	B1	7.750%	02/15/17	EUR 3,310	4,555,266
Gala Group Finance PLC, Sr. Sec’d. Notes, RegS	B2	8.875%	09/01/18	GBP 1,465	2,446,332
HellermannTyton Finance PLC, Sr. Sec’d. Notes, RegS(a)(e)	B1	5.328%	12/15/17	EUR 4,250	5,708,801
Inmarsat Finance PLC, Gtd. Notes, 144A (e)	Ba2	7.375%	12/01/17	3,325	3,528,656
Jaguar Land Rover Automotive PLC, Gtd. Notes, RegS(e)	Ba3	8.125%	05/15/18	GBP 4,000	6,850,273
Phones4u Finance PLC, Sr. Sec’d. Notes, RegS	B3	9.500%	04/01/18	GBP 2,000	3,246,501
Priory Group No. 3 PLC, Sr. Sec’d. Notes, RegS(e)	B2	7.000%	02/15/18	GBP 3,700	6,120,975
Virgin Media Finance PLC, Gtd. Notes(e)	Ba2	8.375%	10/15/19	6,343	7,159,661

					60,340,308

Venezuela — 1.2%
Petroleos de Venezuela SA, Gtd. Notes, RegS	B+(f)	8.500%	11/02/17	10,000	9,675,000

TOTAL FOREIGN BONDS (cost $401,263,829)					401,053,942

TOTAL LONG-TERM INVESTMENTS (cost $1,032,737,380)					1,036,895,178

SHORT-TERM INVESTMENT — 0.7%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(g) (cost $5,357,805)	5,357,805	5,357,805

TOTAL INVESTMENTS — 132.9% (cost $1,038,095,185)(h)		1,042,252,983
Liabilities in excess of other assets(i) — (32.9)%		(257,775,114)

NET ASSETS — 100.0%		$ 784,477,869

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulations S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
EUR	Euro
GBP	British Pound

#	Principal amount shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of April 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2013.
(b)	Secondary issued security. Rate in effect upon settlement.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate cost of the restricted securities is $71,963,378. The aggregate value, $71,742,316, is approximately 9.1% of net assets.
(e)	Represents security, or portion thereof, segregated as collateral for the loan outstanding. There was a loan balance of $265,000,000 outstanding at April 30, 2013, which was used to provide the Fund with portfolio leverage and meet its general cash flow requirements.
(f)	Standard & Poor’s rating.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,042,161,171	$7,555,578	$(7,463,766)	$91,812

The difference between book basis and tax basis is primarily attributable to differences in the treatment of premium amortization for book and tax purposes.

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)(2)
Euro, Expiring 07/25/13	Citigroup Global Markets	EUR	6,411	$8,342,955	$8,448,532	$105,577

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)(2)
British Pound, Expiring 07/25/13	Credit Suisse First Boston Corp.	GBP	28,791	$43,896,018	$44,699,658	$(803,640)
Euro, Expiring 07/25/13	Credit Suisse First Boston Corp.	EUR	145,909	189,845,999	192,271,326	(2,425,327)

				$233,742,017	$236,970,984	$(3,228,967)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of April 30, 2013.
(2)	Cash of $2,040,000 has been segregated to cover requirements for open forward foreign currency contracts as of April 30, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$79,725,942	$3,067,866
Corporate Bonds	—	550,402,342	2,645,086
Foreign Bonds	—	401,053,942	—
Affiliated Money Market Mutual Fund	5,357,805	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(3,123,390)	—

Total	$5,357,805	$1,028,058,836	$5,712,952

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 20, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 20, 2013

*	Print the name and title of each signing officer under his or her signature.